Financial Risk Management - Summary of Group's Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Trade And Other Receivables [Line Items]
Deposits at call	$ 398	$ 413	$ 451
Cash at bank	70,920	60,034	$ 136,430
Other recoverable taxes (Goods and services tax and value-added tax)	202	235
U.S. Tax credits	1,473	1,473
Credit Risk | Minimum A Rated
Disclosure Of Trade And Other Receivables [Line Items]
Deposits at call	398	413
Cash at bank	70,920	60,033
Receivable from minimum A rated bank deposits (interest)	18	0
Credit Risk | Non-Rated
Disclosure Of Trade And Other Receivables [Line Items]
Receivable from other parties (non-rated)	2,276	2,382
Credit Risk | Australian Government
Disclosure Of Trade And Other Receivables [Line Items]
Receivable from the Government (Income Tax)	2,363	5
Receivable from the Australian Government (Foreign Withholding Tax)	400	400
Other recoverable taxes (Goods and services tax and value-added tax)	121	102
Credit Risk | United States Government
Disclosure Of Trade And Other Receivables [Line Items]
Receivable from the Government (Income Tax)	0	20
Other recoverable taxes (Goods and services tax and value-added tax)	71	0
U.S. Tax credits	1,473	1,475
Minimum A rated bank deposits (held as security)	1,912	1,930
Credit Risk | Swiss Government
Disclosure Of Trade And Other Receivables [Line Items]
Receivable from the Swiss Government (Value-Added Tax)	3	105
Credit Risk | SGD
Disclosure Of Trade And Other Receivables [Line Items]
Other recoverable taxes (Goods and services tax and value-added tax)	$ 78	$ 0